NOTE 5 - FIXED ASSETS (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Notes to Financial Statements
Depreciation Expenses	$ 43,157	$ 51,308